Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	3 Months Ended
Jan. 31, 2023
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.78
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	1.20%
Home prices	3.30%
Central bank policy interest rate	2.17%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.40%
Real GDP	1.60%
Home prices	1.60%
Central bank policy interest rate	2.53%
U.S. 10-year treasury yield	2.79%
U.S. 10-year BBB spread	1.80%
Base Forecast [Member] | Average Q1 2023 - Q4 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Base Forecast [Member] | Average Q1 2023 - Q4 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	0.70%
Home prices	(10.20%)
Central bank policy interest rate	4.31%
Base Forecast [Member] | Average Q1 2023 - Q4 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	0.90%
Home prices	(5.70%)
Central bank policy interest rate	4.88%
U.S. 10-year treasury yield	3.48%
U.S. 10-year BBB spread	2.20%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	1.40%
Home prices	3.00%
Central bank policy interest rate	2.34%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	1.50%
Home prices	2.10%
Central bank policy interest rate	2.73%
U.S. 10-year treasury yield	2.83%
U.S. 10-year BBB spread	1.66%
Upside Scenario [Member] | Average Q1 2023 - Q4 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.77
Upside Scenario [Member] | Average Q1 2023 - Q4 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.50%
Real GDP	2.10%
Home prices	(6.00%)
Central bank policy interest rate	4.81%
Upside Scenario [Member] | Average Q1 2023 - Q4 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.00%
Home prices	(1.20%)
Central bank policy interest rate	5.38%
U.S. 10-year treasury yield	3.70%
U.S. 10-year BBB spread	1.80%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	1.70%
Home prices	8.50%
Central bank policy interest rate	1.94%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.10%
Real GDP	2.10%
Home prices	5.90%
Central bank policy interest rate	2.20%
U.S. 10-year treasury yield	2.71%
U.S. 10-year BBB spread	1.77%
Downside Scenario [Member] | Average Q1 2023 - Q4 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.69
Downside Scenario [Member] | Average Q1 2023 - Q4 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.50%
Real GDP	(1.20%)
Home prices	(28.40%)
Central bank policy interest rate	3.44%
Downside Scenario [Member] | Average Q1 2023 - Q4 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	(1.50%)
Home prices	(19.30%)
Central bank policy interest rate	4.00%
U.S. 10-year treasury yield	3.14%
U.S. 10-year BBB spread	2.49%